Long-term debt - Term Loan Facilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Current portion of long-term debt	$ 3,903	$ 3,905
Long-term portion	0	2,932
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations	3,903	6,837
Current portion of long-term debt	3,903	3,905
Long-term portion	$ 0	2,932
Secured Debt | EDC
Debt Instrument [Line Items]
Effective rate on debt	2.01%
Debt and capital lease obligations	$ 3,903	$ 6,837